As filed with the Securities and Exchange Commission on March 7, 2022
Registration No. 333-148723
Registration No. 811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. (408)	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. (409)	☒

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b);
☐	On ___________ pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on ____________ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on _____________ (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

The Cboe Vest Family of Funds

(the “Funds”)

PROSPECTUS

March 7, 2022

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Investment Adviser:

Cboe VestSM Financial LLC (the “Adviser”)

1765 Greensboro Station Pl, 9th Floor

McLean, Virginia 22102

FUND SUMMARY – Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

Investment Objective

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (the “Fund”) seeks to provide investors with capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class Y Shares
Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	0.00%
Other Expenses	0.28%	0.28%
Acquired Fund Fees and Expenses	0.00%	0.00%
Shareholder Services Plan	0.10%	0.10%
Total Annual Fund Operating Expenses	1.38%	1.13%
Fee Waivers and/or Expense Reimbursements(1)	0.33%	0.33%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.05%	0.80%

(1)	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of each class of shares of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to April 30, 2024 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

Share Class	1 Year	3 Years
Class I	$ 107	$ 404
Class Y	$ 82	$ 326

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available

Principal Investment Strategies

The Fund aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by U.S. large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). The Fund seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. Each 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term "laddered portfolio" refers to the Fund's portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund's "laddered" approach means that, at any given time, the Fund will generally hold one 10% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 10% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 10% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 10% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 10% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the Index.

2

The Fund constructs each monthly tranche of a 10% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 10% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index decreases over the Tranche Holding Period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.
●	If the price of the Index decreases over the Tranche Holding Period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage decrease in the price of the Index with a maximum loss of approximately 90%.

Each 10% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 10% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 10% Buffer Strategy with FLEX Options expiring within one month, a second 10% Buffer Strategy with FLEX Options expiring within two months, a third 10% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 10% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of Index at any given time) compared to the risk of acquiring or disposing of any one 10% Buffer Strategy at any one time. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 10% Buffer Strategy seeks to provide.

3

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index and / or other investment companies that hold exchange-traded FLEX Options that reference the Index. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index). Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index up to a maximum cap. Thus, even if Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index and different levels of capped gains from gains in the Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

4

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.

The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 10% Buffer Strategies. Each 10% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 10% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 10% Buffer Strategies in connection with outflow of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 10% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Reference Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

5

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The Fund is subject to performance and equity risk related to the US large cap equities. Options’ payments at expiration are based on the price performance of the US large cap equity market. The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market. The settlement value of the FLEX Options is based on the Index on the option expiration date only, and will be substantially determined by market conditions as of such time. The Index replicates the performance of the US large cap equity market. The value of the Index will fluctuate over time based on fluctuations in the value of the stocks comprising the Index which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

6

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment. As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Index and the securities comprising the Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the stocks that comprise the Index. The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the stocks that comprise the Index.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index. The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the companies in the Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

7

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-979-6060.

Investment Adviser

Cboe VestSM Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception.

Howard Rubin, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception.

8

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

9

FUND SUMMARY – Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

Investment Objective

The Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Fund”) seeks to provide investors with capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class Y Shares
Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	0.00%
Other Expenses	0.28%	0.28%
Acquired Fund Fees and Expenses	0.00%	0.00%
Shareholder Services Plan	0.10%	0.10%
Total Annual Fund Operating Expenses	1.38%	1.13%
Fee Waivers and/or Expense Reimbursements(1)	0.33%	0.33%
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.05%	0.80%
(1)	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of each class of shares of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust’s Board of Trustees and the Adviser may terminate this expense limitation agreement prior to April 30, 2024 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

10

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class I	$ 107	$ 404
Class Y	$ 82	$ 326

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available

Principal Investment Strategies

The Fund attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”), such as the S&P 500 Index. Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. Each 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, the Fund will only purchase FLEX Options on an Index, such as the S&P 500 index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, the Fund will consider the market value of its FLEX Options positions.

The term "laddered portfolio" refers to the Fund's portfolio being effectively divided into twelve segments (each referred to herein as a tranche), and each tranche being invested in options that have expiration dates which occur on a rolling, or periodic, basis. The Fund's "laddered" approach means that, at any given time, the Fund will generally hold one 20% Buffer Strategy that will reset its cap and refresh its buffer (see discussion below) within one month, a second 20% Buffer Strategy that will reset its cap and refresh its buffer within two months, a third 20% Buffer Strategy that will reset its cap and refresh its buffer within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the Buffer Strategies creates diversification of investment time period compared to the risk of buying or selling any one 20% Buffer Strategy at any one time. This diversification of investment time period is intended to mitigate the risk of failing to benefit from the buffer of a single 20% Buffer Strategy due to the timing of investment in such Buffer Strategy and the relative price of the Index.

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The Fund constructs each monthly tranche of a 20% Buffer Strategy with FLEX Options that will be held for an approximate period of one year. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months.

Each monthly tranche of a 20% Buffer Strategy that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the Index (which does not include the dividends paid by the companies in the Index) from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “Tranche Holding Period”) subject to the following conditions:

●	If the price of the Index appreciates over the Tranche Holding Period, the tranche seeks to provide a total return that increases by the percentage increase of the price of the Index, up to a maximum return that is determined at the start of the Tranche Holding Period (the “Capped Return”).

●	If the price of the Index decreases over the Tranche Holding Period by 20% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.
●	If the price of the Index decreases over the Tranche Holding Period by more than 20%, the tranche seeks to provide a total return loss that is 20% less than the percentage decrease in the price of the Index with a maximum loss of approximately 80%.

Each 20% Buffer Strategy has been specifically designed to produce the outcomes based upon the Index’s returns over the duration of the Tranche Holding Period. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. At the end of each Tranche Holding Period, the FLEX Options for that tranche are generally sold or expire, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that approximately every 30 days, one of the 20% Buffer Strategies will undergo a “reset” of its cap and a refresh of its buffer. At any given time, the Fund will generally hold one 20% Buffer Strategy with FLEX Options expiring within one month, a second 20% Buffer Strategy with FLEX Options expiring within two months, a third 20% Buffer Strategy with FLEX Options expiring within three months, etc., up to and including twelve months. The rolling or “laddered” nature of the investments in the 20% Buffer Strategies creates diversification of investment time-period and market level (meaning the level of Index at any given time) compared to the risk of acquiring or disposing of any one 20% Buffer Strategy at any one time. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the level of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index. As a result, the Fund may experience investment returns that are very different from those that a single 20% Buffer Strategy seeks to provide.

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The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the Index and / or other investment companies that hold exchange-traded FLEX Options that reference the Index. Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to receive the price of the Index), written put FLEX Options (i.e., options that obligate the Fund to receive the price of the Index), purchased put FLEX Options (i.e., options that give the Fund the right to pay the price of the Index), and written call FLEX Options (i.e., options that obligate the Fund to pay the price of the Index), Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

For any given tranche, the FLEX Options do not protect against declines of over 20% and investors will bear a loss that is 20% less than the percentage loss on the Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 20% of the Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the Index up to a maximum cap. Thus, even if Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the Index and different levels of capped gains from gains in the Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”). The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options, the Fund will not be in a net obligation position from the use of FLEX Options.

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From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target returns or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the Index, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the Index.

The Fund’s investment strategy is not designed to achieve a specific outcome over a specific holding period. The Fund invests in a portfolio of 20% Buffer Strategies. Each 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because the Fund will increase its position in the 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, the Fund will exit some of its position in the 20% Buffer Strategies in connection with outflow of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of the Fund’s investment in the 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Reference Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the Index, and implied dividend levels of the Index and securities comprising the Index.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities or stock indexes on which the options are based.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The Fund seeks to provide an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk.The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund's gains or losses.

The Fund is subject to performance and equity risk related to the US large cap equities. Options’ payments at expiration are based on the price performance of the US large cap equity market. The FLEX Options represent indirect positions in the US large cap equity market and are subject to changes in value as the price of the US large cap equity market rises or falls. The value of the FLEX Options may be adversely affected by various factors affecting the US large cap equity market. The settlement value of the FLEX Options is based on the Index on the option expiration date only, and will be substantially determined by market conditions as of such time. The Index replicates the performance of the US large cap equity market. The value of the Index will fluctuate over time based on fluctuations in the value of the stocks comprising the Index which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

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Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment. The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Index and the securities comprising the Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the stocks that comprise the Index.  The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the stocks that comprise the Index.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the Index. The Fund seeks to provide target returns referencing the price performance of the Index, which does not include returns from dividends paid by the companies in the Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Index. The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 20% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

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Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In managing the Fund’s investment portfolio, the Adviser and portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-979-6060.

Investment Adviser

Cboe VestSM Financial LLC is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception.

Howard Rubin, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception.

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For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

Purchase and Sale of Fund Shares

Fund shares are available as underlying investment options for variable insurance contracts and variable life insurance policies (each, a “variable contract,” and, collectively, the “variable contracts”) issued by insurance companies. These insurance companies are the record owners of the separate accounts holding Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contracts. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose.

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because Fund shares must be purchased through separate accounts used to fund variable contracts, such dividends and distributions will be exempt from current taxation by owners of variable contracts (each, a “contract owner,” and, collectively “contract owners”) if left to accumulate within a separate account. Consult the variable contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

References in the rest of this section to “the Fund” are to any one of the Funds referenced in the particular sub-section.

The Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (each a “Fund” or together the “Funds”) each seek to provide investors with capital appreciation. The Funds’ investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

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The Funds does not attempt to, and should not be expected to, reflect the return of any particular index. The value of shares may be influenced by multiple factors, including, but not limited to:

●	The return and volatility of the US large cap indices that are the refences asset of the Fund’s FLEX Options
●	The dividend rate on the US large cap indices;
●	Interest rates;
●	Economic, financial, political, regulatory, and other events that affect the US large cap indices and/or issuers of securities in the US large cap indices.

Each monthly tranche of the Funds currently may, under normal conditions, consist of four kinds of FLEX Options referred to as the Purchased Call Options, Written Call Options, Purchased Put Options, and Written Put Options (each of these is further described below). The Purchased Call Options and Purchased Put Options may be referred to as the “Purchased Options.”  The Written Put Options and Written Call Options may be referred to as the “Written Options.”  The Purchased Call Options and Written Call Options together may be referred to as the “Call Options.”  The Purchased Put Options and Written Put Options may be referred to as the “Put Options”.

The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date.  FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.   FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American-style exercisable any time prior to the expiration date or European-style exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.

The Funds are designed so that any amount owed by either Fund on the Written Options will be covered by payouts at expiration from the Purchased Options.  The Funds receive premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options.  The OCC and the securities exchange that the Options are listed on do not charge ongoing fees to writers or purchasers of the options during their life for continuing to hold the option contracts.  Because amounts owed on the Written Options will be covered by payouts at expiration from the Purchased Options, the Fund will not be required to post any additional collateral for the options. It is possible that applicable regulations governing the Funds’ utilization of the FLEX Options may change at some point in the future in which case the Funds will conform to such requirements and, accordingly, its obligations to cover its positions may change.

Purchased Call Options.  The “Purchased Call Options” are call options purchased by the Funds, each with a strike price lower than the “Initial Level,” which is the price of the US large cap index on the third Wednesday of the month of the respective monthly tranche of the Fund (“Purchased Call Option Strike Price”).  If the price of shares of the Index as of the option expiration date (the “Closing Value”) is less than or equal to the Purchased Call Option Strike Price at the option expiration date, the Purchased Call Options will expire without a payment being made to the Fund (i.e., the Purchased Call Options will expire worthless).  If the Closing Value is greater than the Purchased Call Option Strike Price, then the Purchased Call Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

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Written Call Options.  The “Written Call Options” are call options written by the Fund each with a strike price higher than the Initial Level (“Written Call Option Strike Price”).  If the Closing Value is less than or equal to the Written Call Option Strike Price at the option expiration date, the Written Call Options will expire without a payment being made by each Fund.  If the Closing Value is greater than the Written Call Option Strike Price, then the Written Call Options collectively provide payment to be made by a Fund on the option expiration date corrected for any Corporate Actions.

Purchased Put Options.  The “Purchased Put Options” are put options purchased by the Fund each with a strike price higher than the Initial Level (“Purchased Put Option Strike Price”).  If the Closing Value is greater than or equal to the Purchased Put Option Strike Price at the option expiration date, the Purchased Put Options will expire without a payment being made to the Fund (i.e., the Purchased Put Options will expire worthless).  If the Closing Value is less than the Purchased Put Option Strike Price, then the Purchased Put Options collectively provide payment to be made to the Fund on the option expiration date corrected for any Corporate Actions.

Written Put Options.  The “Written Put Options” are put options written by the Fund each with a strike price lower than the Initial Level (“Written Put Option Strike Price”).  If the Closing Value is greater than or equal to the Written Put Option Strike Price at the option expiration date, the Written Put Options will expire without a payment being made by the Fund.  If the Closing Value is less than the Written Put Option Strike Price, then the Written Put Options collectively provide payment to be made by the Fund on the option expiration date corrected for any Corporate Actions.

Temporary Investments. From time to time, each Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities to maintain liquidity or pending selection of investments in accordance with its policies.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Funds. Each Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that a Fund will meet its investment objective. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests directly or indirectly can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease. Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies and derivative securities.

The Funds do not attempt to, and should not be expected to, reflect the return of any particular US large cap index. The value of shares may be influenced by multiple factors, including, but not limited to:

●	The return and volatility of the US large cap indices;
●	The dividend rate on the US large cap indices;
●	Interest rates;
●	Economic, financial, political, regulatory, and other events that affect the issues in the US large cap indices and/or issuers of securities in the US large cap indices.

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The Funds also might not perform as well as you expect.  This can happen for the following reasons:

The Funds’ return or loss is subject to a capped upside and partial downside protection.   The target return or loss for an investment in the Funds is based an assumption of holding the investment from the third Wednesday of the month to the third Wednesday of the same month the following year, the price performance of the Index, and the maximum capped return.  Because each Fund’s return will be capped, the return of the Fund may be less than the performance of the Index .  Each Fund’s ability to provide enhanced return, capped upside and partial downside protection is dependent on the Fund’s purchasing shares on the third Wednesday of the month and holding until the third Wednesday of the same month the following year.  You may realize a return or loss that is higher or lower than the intended returns or losses as a result of purchasing shares or redeeming shares outside the investment time period, where the FLEX Options are otherwise liquidated by the Fund prior to expiration, if a corporate action occurs with respect to the Index, or increases in potential tax-related expenses and other expenses of the Fund above estimated levels.

The Funds’ investment strategy is not designed to achieve a specific outcome over a specific holding period. Each Fund invests in a portfolio of 10% or 20% Buffer Strategies. Each 10% or 20% Buffer Strategy is designed to deliver returns that match the price return of the Index, subject to the cap and buffer, if the strategy was entered into on the day on which the 10% or 20% Buffer Strategy enters the FLEX Options (i.e., the first day of a Tranche Holding Period) and held until those FLEX Options expire at the end of the Tranche Holding Period. Because each Fund will increase its position in the 10% or 20% Buffer Strategies in connection with inflows of assets into the Fund and during any rebalance, the Fund may enter the 10% or 20% Buffer Strategies on days other than the first day of the Tranche Holding Period. Likewise, each Fund will exist some of its position in the 10% or 20% Buffer Strategies in connection with outflows of assets from the Fund and during any rebalance, and such disposals typically will not occur on the last day of a Tranche Holding Period. As a result, the value of each Fund’s investment in the 10% or 20% Buffer Strategies may not be buffered against a specific level of decline in the value of the Index and may not participate in a gain in the value of Index up to a specific level of cap for the Fund’s investment period. At times during the Tranche Holding Period, the value of the securities in the Fund could vary because of related factors other than the price of the Index. Certain related factors are interest rates, implied volatility levels of the Index and securities comprising the relevant US large cap Index, and implied dividend levels of the Index and securities comprising the Index.

Derivative Securities Risk. The Fund may invest in derivative securities, including options. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge, or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

●	the writer of an option may be assigned an exercise at any time during the option period;
●	disruptions in the markets for underlying instruments could result in losses for options investors;
●	imperfect or no correlation between the option and securities being hedged;
●	the insolvency of a broker could present risks for the broker’s customers; and
●	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

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Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Security prices will fluctuate.  The value of your investment may fall over time because the Fund is subject to market risk. Market risk is the possibility that, over short or long periods, prices of assets that may be held by the Fund will decline. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease. An investment in the Fund represents an indirect investment in the FLEX Options.  The shares of the Fund at any point in time may be worth less than the original investment.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

Option Risk. Purchased put options may expire worthless and may have imperfect correlation to the value of the reference index. Written call and put options may limit the Fund's participation in equity market gains and may amplify losses in market declines. The Fund's losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

The Fund is subject to performance and equity risk related to the US Large Cap Index and securities comprising the IS Large Cap Index.   The formulas to calculate the options’ payments at expiration are based on the price performance of the US large cap.  The FLEX Options represent indirect positions in the US large cap index and are subject to changes in value as the price of the US large cap index rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the US large cap index and the value of the securities comprising the US large cap index.  The settlement value of the FLEX Options is based on the US large cap index Closing Value on the option expiration date only, and will be substantially determined by market conditions as of such time.  Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

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You may lose all or a portion of your investment.  The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The values of the FLEX Options do not increase or decrease at the same rate as the Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Although they generally move in the same direction, the value of the FLEX Options does not increase or decrease at the same rate as the Index or its underlying securities. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the Index, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Index, and the remaining time to expiration, all of which will cause the Fund’s NAV to fluctuate.

Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent.  No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund. Because of this, greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective.

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Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this prospectus, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Fund’s investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Any suspension of trading in markets in which the Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

The outbreak could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt the ability of employees of the Fund’s service providers to perform critical tasks relating to the Fund. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

MANAGEMENT

The Investment Adviser.

Cboe VestSM Financial LLC (the “Adviser”), 1765 Greensboro Station Pl, 9th Floor, McLean, VA 22102, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of each Fund's investment portfolio. The Adviser is responsible for selecting each Fund's investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser is designated as the investment adviser to the 3 funds in the Trust. The Adviser also serves as, and is designated as investments adviser to other institutions, sub-advised separately managed accounts and ETFs. As of January 31, 2022, the Adviser had approximately $5.7 billion in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets at a rate of 0.75%.

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The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of each Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of each class of shares of the Funds offered in this prospectus. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The expense limitation agreement shall terminate automatically upon the termination of the Adviser’s Advisory Agreement with the Trust; provided, however, that the obligation of the Trust to reimburse the Adviser with respect to the Funds shall survive the termination of the expense limitation agreement unless the Trust and the Adviser agree otherwise.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Funds will be available in the Funds’ annual report for the period ended June 30, 2022.

The Portfolio Managers

The Funds are managed on a day-to-day basis by Karan Sood and Howard Rubin.

Mr. Sood has over ten years of experience in derivative based investment strategy design and trading. Mr. Sood joined the Adviser in 2012. Prior to joining the Adviser, Mr. Sood worked at ProShares Advisors LLC. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science, London. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Rubin has over twenty years of experience as a Portfolio Manager. Mr. Rubin joined the Adviser in 2017. Prior to joining the Adviser, Mr. Rubin has served as Director of Portfolio Management at ProShare Advisors LLC from December 2007 to September 2013. Mr. Rubin has also served as Senior Portfolio Manager of ProFund Advisors LLC since November 2004 and Portfolio Manager of ProFund Advisors LLC from April 2000 through November 2004. Mr. Rubin holds the Chartered Financial Analyst (CFA) designation. Mr. Rubin received a master’s degree in finance from George Washington University. He also holds a bachelor’s degree in economics from Wharton School of Finance, University of Pennsylvania.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

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Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for each Fund’s Class I Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to its principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for the Class I Shares.

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Services Plan

The Funds have adopted a shareholder services plan with respect to their Class I and Class Y Shares. Under the shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the Investment Company Act of 1940, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

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Shareholder Servicing

Certain financial intermediaries that maintain "street name" or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of administrators, transfer agents, independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR, and were previously available in reports on Form N-Q, filed with the SEC.

PURCHASE AND SALE OF SHARES

Shares of a Fund may be purchased and sold only through variable contracts offered by insurance companies with which the Trust has entered into a participation agreement (each, a “Participating Insurance Company,” and, collectively, the “Participating Insurance Companies”). These Participating Insurance Companies are the record owners of the separate accounts holding the Fund shares. You do not buy, sell or exchange Fund shares directly; rather, you choose investment options through your variable contract. The Participating Insurance Companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you previously chose.

Each Fund sells and redeems its shares, without charge, at their NAV next determined after the applicable Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than the original cost. The Funds generally intend to redeem their shares for cash. Subject to applicable federal law including the 1940 Act, a Fund may also redeem its shares wholly or partly in securities or other assets if the Board determines, in its sole discretion, that such payment is advisable in the interest of the remaining shareholders of the applicable Fund. If a redemption is paid wholly or partly in securities or other assets, the redeeming shareholder would incur transaction costs in disposing of the redemption proceeds.

Each Fund normally pays for shares redeemed within seven days after the applicable Fund receives the redemption request in good order. However, the Trust may suspend the right of redemption for any Fund for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions. The Funds pay out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year, in December. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed. Dividends and other distributions made by the Fund, as well as transactions in Fund shares, generally are not taxable, except to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.

Other tax-related considerations. The Fund intends to continue to qualify for treatment as a “regulated investment company” for federal tax purposes (“RIC”) by satisfying the requirements under Subchapter M of Chapter 1 of Subtitle A (“Subchapter M”) of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund is not subject to federal income tax on its ordinary income and net realized capital gains that it distributes to its shareholders. It is the Fund’s intention to distribute all such income and gains for each taxable year.

Because the Fund is offered to, among others, insurance company separate accounts (each, a “Separate Account”) to fund variable contracts, it must meet special diversification standards beyond those that apply to RICs in general under Subchapter M. That is so because Section 817(h) of the Code and the regulations thereunder require that a Separate Account be “adequately diversified” (see the next paragraph for certain rules regarding that term) in order for the tax deferral for variable contracts based thereon to apply. In determining whether a Separate Account is so diversified, the Separate Account may “look-through” a RIC that satisfies certain criteria – which the Fund has done for each past taxable year and intends to continue to do – and treat the RIC’s assets as its own. If the Fund’s assets failed to meet those diversification standards, you could be subject to adverse tax consequences – for example, distributions of the net income earned and net gains realized by the Fund to the Separate Accounts that are invested in the Fund (“Fund Accounts”) would generate a current tax liability for you instead of the tax deferral mentioned above.

Accordingly, the Fund intends to continue to comply with the diversification requirements of Section 817(h) and the regulations so that owners of the variable contracts based on the Fund Accounts will not be subject to federal tax on distributions from the Fund to those Accounts.

Under the relevant regulations, a Separate Account is deemed to be adequately diversified if (1) no more than 55% of the value of the account’s total assets is represented by any one investment, (2) no more than 70% of that value is represented by any two investments, (3) no more than 80% of that value is represented by any three investments, and (4) no more than 90% of that value is represented by any four investments. Section 817(h) and those regulations also provide, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of its total assets is represented by cash and cash items, government securities, and securities of other RICs.

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For purposes of those regulations, all securities of the same issuer are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the taxation of the Fund. You should refer to the prospectus for your variable contract or your qualified plan documentation, or consult with your tax adviser, for information regarding taxes applicable to your variable contract or qualified plan, as applicable.

Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined on each business day that the NYSE is open for trading, as of the close of business of the regular session of the NYSE (generally 4:00 p.m., Eastern time). NAV per share is computed by adding the total value of a Fund's investments and other assets attributable to the applicable class of the Fund, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the shares outstanding of the applicable class. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund's shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

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The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds offer investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class I Shares

Class I Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

Class Y Shares

Class Y Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees.

FREQUENT PURCHASES AND REDEMPTIONS

Each Fund seeks to discourage excessive short-term trading in Fund shares (i.e., either frequent exchanges between shares or redemptions and repurchases of shares, in either case, within a short period of time), which may negatively impact long-term Fund performance and disrupt portfolio management strategies by requiring the applicable Fund to maintain excessive cash and/or liquidate portfolio holdings at disadvantageous times and prices, in addition to incurring increased brokerage and other transaction or administrative costs. In addition, under certain circumstances, the value of shares held by long-term investors may be diluted where excessive short-term trading activity is conducted to seek to take advantage of arbitrage opportunities from stale prices for portfolio assets. A Fund may be more or less affected by short-term trading in shares depending on various factors, such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in the shares and other factors. Funds that invest in foreign securities or other assets may be at greater risk for excessive short-term trading.

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The Board has adopted policies and procedures designed to discourage excessive short-term trading of shares (the “Market Timing Policy”). The Board may revise the Market Timing Policies at any time and without prior notice.

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract owners into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract owners’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, excessive short-term trading by an individual contract owner within that aggregated trade or omnibus account, but, instead, must rely on the insurance company to monitor its individual contract owner trades to identify excessive short-term traders.

The Trust has therefore entered into agreements with each Participating Insurance Company to help detect and prevent excessive short-term trading. Under these agreements, a Participating Insurance Company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner that a Fund has identified as engaging in excessive short-term trading. Participating Insurance Companies have also agreed to assist the Trust in implementing the Market Timing Policies. Accordingly, if a Fund detects potential excessive short-term trading activity, the Fund will generally contact the applicable Participating Insurance Company and may ask the Participating Insurance Company to take additional action, if appropriate, based on the particular circumstances. When a Fund identifies, or it or its agent believes it has identified, excessive short-term trading activity, the Fund may, in its sole discretion, restrict or reject any such purchases or exchanges.

Each insurance company has its own policies and restrictions on excessive short-term trading. Additionally, the terms and restrictions on excessive short-term trading may vary from one variable contract to another, even among those variable contracts issued by the same insurance company. Therefore, please refer to the prospectus and SAI for your variable contract for specific details about limitations on transfers and other transactions that your insurance company may impose in seeking to discourage excessive short-term trading.

PAYMENTS TO INSURANCE COMPANIES AND/OR THEIR AFFILIATES

Marketing Support Services. The Participating Insurance Company that issued your variable contract and/or its affiliates may receive the Rule 12b-1 Plan fees discussed above. In addition to those payments, the Adviser may, from time to time, at its expense and from its own legitimate profits, make cash payments to a Participating Insurance Company and/or its affiliates as incentives to certain Participating Insurance Companies and/or their affiliates to promote the sale and retention of Fund shares. The Adviser may also make payments to Participating Insurance Companies and/or their affiliates for marketing support, training and ongoing education for sales personnel about the Funds, financial planning needs of contract owners that allocate contract value to a Fund, marketing and advertising of the Funds, and access to periodic conferences relating directly or indirectly to the Funds, among other marketing support services. The benefits that the Adviser receives when making these payments may include, among other things, adding the Funds to the list of underlying investment options in the Participating Insurance Company’s variable contracts and access to individual members of a Participating Insurance Company’s sales force or its management. The Adviser compensates Participating Insurance Companies and/or their affiliates differently, generally depending upon the level and/or type of services received. The payments the Adviser makes may be calculated on sales of Fund shares (“Sales-Based Payments”), in which case such payments are based on the offering price of all shares sold through variable contracts during the particular period. Such payments also may be calculated on the average daily net assets of the Funds attributable to a particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. Sales-Based Payments primarily create incentives to make sales of Fund shares and Asset-Based Payments primarily create incentives to retain assets of the Funds in Participating Insurance Company separate accounts. To the extent Participating Insurance Companies sell more Shares of a Fund or retain shares of a Fund in their contract owners’ accounts, the Adviser may directly or indirectly benefit from the incremental management and other fees paid to the Adviser by the Funds with respect to those assets.

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Administrative Support Services. The Adviser may make payments to Participating Insurance Companies and/or their affiliates for certain administrative services provided to the Funds. These services may include, but are not limited to, distributing Fund documents, such as prospectuses and shareholder reports, to existing contract owners; hosting and maintaining a website to ensure that Fund documents are publicly accessible, free of charge, to existing contract owners; maintaining and preserving records related to the purchase, redemption and other account activity of contract owners; assisting with proxy solicitations on behalf of the Funds, including soliciting and compiling voting instructions from contract owners; preparing, printing and distributing reports of values to existing contract owners with respect to their existing contract values allocated to the Funds; receiving and answering correspondence from existing contract owners, including requests for Fund documents, relating to their existing investments in the Funds; and answering questions from existing contract owners about their current investments in the Funds. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. The Adviser does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. Accordingly, a Participating Insurance Company or its affiliate may earn profits on these payments for these services, since the amount of the payments may exceed the actual costs of providing the services. The Adviser pays for these administrative support services out of its own legitimate profits.

Additional Information About these and Other Payments. You can find further details in the SAI about these payments and the services provided by Participating Insurance Companies and/or their affiliates. In certain cases, these payments could be significant to the Participating Insurance Company or its affiliate. Your insurance company may charge you additional fees or commissions on your variable contract other than those disclosed in this Prospectus. You may ask your insurance company about any payments it or its affiliates receive from the Adviser, or the Funds, as well as about fees and/or commissions the insurance company charges. The prospectus for your variable contract may also contain additional information about these payments.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date hereof, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

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FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

The Funds’ annual and semi-annual reports will contain more information about the Funds. The Funds’ annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated March 7, 2022, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling the Funds toll free at 855-979-6060, by e-mail at: mail@ccofva.com or on the Funds’ website at www.cboevest.com/mutualfunds/. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Reports and other information regarding the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-22172)

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STATEMENT OF ADDITIONAL INFORMATION

March 7, 2022

The Cboe Vest Family of Funds

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

855-505-VEST (8378)

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

Class I Shares

Class Y Shares

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses for the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund as they may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. A free copy of the Prospectus and Annual Report can be obtained by writing to World Funds Trust (the “Trust”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, or by calling toll-free (800) 673-0550.

THE CBOE VEST FAMILY OF FUNDS

Cboe Vest US Large Cap 10% Buffer Strategies VI Fund

Cboe Vest US Large Cap 20% Buffer Strategies VI Fund

Investment Adviser:

Cboe VestSM Financial LLC

1765 Greensboro Station Pl, 9th Floor

McLean, Virginia 22102

THE TRUST

General. World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other mutual funds of the Trust, other than the Funds, are described in separate prospectuses and statements of additional information.

The Funds. This SAI relates to: (i) Cboe Vest US Large Cap 10% Buffer Strategies VI Fund (the “10% Buffer Fund”) and (iii) Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “20% Buffer Fund”). The 10% Buffer VI Fund and The 20% Buffer VI Fund, collectively may be referred to herein as the “Cboe Vest Funds” or the “Funds”.

This SAI should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “non-diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

Description of Multiple Classes of Shares. Each of the Funds are authorized to issue two classes of shares: (i) Class I Shares imposing no front-end or deferred sales charges and charging a 0.25% 12b-1 fee; and (ii) Class Y Shares imposing no front-end or deferred sales charges and charging no 12b-1 fee. Each of the foregoing classes of shares is authorized to pay up to 0.25% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund. The Funds’ investment adviser, Cboe VestSM Financial LLC (the “Adviser”), makes purchases and sales for the Funds’ portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, each Fund may invest in any type of security whose characteristics are consistent with its investment programs described below. The Funds may invest in other investment companies and ETFs (defined below) (collectively “Underlying Funds”) – to the extent any of the investments or techniques are described, they may indicate the investments and techniques that the Funds generally will do directly or indirectly through investments in Underlying Funds.

Equity Securities. Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

United States Government Obligations. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PC’s”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities of Other Investment Companies. Each Fund’s investments in ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results. Generally, the Funds will not purchase securities of another investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. However, many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) to permit unaffiliated funds to invest in the ETFs’ shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. In the alternative, the Funds intend to rely on Rule 12d1-3 under the 1940 Act, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above. On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act which became effective January 19, 2021. Subject to certain conditions, Rule 12d1-4 provides an exemption to permit acquiring funds relying on the Rule to invest in other investment companies, including ETFs, in excess of the limits of section 12(d)(1), including those described above.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

Illiquid Securities. The Funds may hold up to 15% of their net assets in illiquid securities. For this purpose, the term “illiquid securities” means securities that the holder reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Illiquid securities include generally, among other things, certain written over-the-counter options and purchased dealer options securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Securities Options. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (the “OCC”). Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

Each Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have paid a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Funds in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Funds have purchased) expose the Funds to an obligation to another party. Each Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Funds’ assets as cover and/or to segregated accounts could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

Options on Futures Contracts. The Funds may purchase and sell options on the same types of futures in which they may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Funds will treat dealer options as subject to the Funds’ limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change their treatment of such instruments accordingly.

Derivatives Rule. On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, the Derivatives Rule limits a fund’s derivatives exposure through a value-at-risk (“VaR”) test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, will not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Compliance with Rule 18f-4 will be required beginning in August 2022. As a Fund comes into compliance, the approach to asset segregation and coverage requirements described in the Fund’s registration statement may be impacted. In addition, Rule 18f-4 could restrict a Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of a Fund. The Funds’ derivative risk manager (the “Risk Manager”), approved by the Funds’ board of trustees, will implement a written derivatives risk management program (the “Derivative Program”) that will include guidelines for managing the risk from the Funds’ investments in options and other derivatives. Key elements of the Derivative Program will include: (i) identification of material derivatives risks impacting the Funds, including leverage, market, counterparty, liquidity, operational, and legal risks; (ii) mitigation of identified risks; and (iii) guidelines for managing the derivatives risks. It is anticipated that the guidelines will include interrelated aspects of derivatives and liquidity risk management. The Funds invest in derivatives that are listed and traded on a regulated exchange, cash settled and centrally cleared. Among other elements, the Derivative Program will seek to ensure the Funds’ compliance with an outer limit on Funds’ leverage risk based on VaR. This outer limit is based on a relative VaR test that will compare the Funds’ VaR to the VaR of a designated reference index. The Risk Manager anticipates using the S&P 500 Index as the Funds’ designated reference index.

Short Sales. The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 30% of the value of a Fund’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Temporary Investments. To maintain cash for redemptions and distributions, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to each of the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Funds’ prospectus and SAI, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of the Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.	May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.	May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing and circumstances where the Funds are required to “cover” their positions, if a percentage or rating restriction on investment or use of assets set forth herein or in the Funds’ prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, each Fund is permitted, consistent with the 1940 Act, to borrow, and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of the Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of the Fund’s total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The SEC has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares (the Funds are a series of the Trust) and to divide those series into separate classes. Class I and Class Y Shares are separate classes of shares of the Funds. The Funds have no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

INVESTMENT ADVISER

Cboe VestSM Financial LLC (the “Adviser”), 1765 Greensboro Station Pl, 9th Floor, McLean, Virginia 22102, is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company. As of January 31, 2022, the Adviser had approximately $5.7 billion in assets under management. First Trust Capital Partners, LLC is the controlling shareholder of the Adviser’s parent company, Cboe Vest Group Inc. (“CboeVG”), and effectively controls the Adviser.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.

For its services with respect to each of the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of shares), as a percentage of the Fund’s average daily net assets at a rate of 0.75%.

The Adviser retains the right to use the name “Cboe Vest” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Cboe Vest” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days’ written notice. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, fees payable pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees, expenses and extraordinary expenses and dividend expense on short sales) from exceeding the limits set forth below for each class of shares of the Funds until April 30, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FUND	EXPENSE CAP
10% Buffer VI Fund	0.80%
20% Buffer VI Fund	0.80%

PORTFOLIO MANAGERS

Portfolio Managers. As described in the Funds’ prospectus, Messrs. Karan Sood and Howard Rubin serve as Portfolio Managers responsible for the day-to-day investment management of the Funds.

This section includes information about the Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is approximate as of March 1, 2022:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Karan Sood	45	$5,850	5	$126	0	0	$5,976
Howard Rubin	45	$5,850	5	$126	0	0	$5,976

Conflicts of Interests. Each Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Adviser. In addition to a base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser’s parent company, CboeVG.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in each Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds / Name of Fund
Karan Sood	None
Howard Rubin	None

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”, the “Administrator” or the “Transfer Agent”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as each Fund’s administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses.

Custodian. Fifth Third Bank (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Funds’ assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the “Delegate”) to perform certain functions with respect to the custody of a Fund’s assets outside of the United States of America. The Delegate shall place and maintain a Fund’s assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that a Fund’s assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. Foreside Fund Services, LLC (“FFS” or the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of shares.

FFS is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Funds’ shares is continuous. The Distributor received no compensation as a result of the sale of the Funds’ shares. For its underwriting services, the Distributor may receive compensation from the Funds’ Rule 12b-1 plans to the extent that such plans generate sufficient fees to compensate for these services; otherwise, the Adviser is responsible for payment of such underwriting services.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust or the Adviser.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare each Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant since 1996 and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
David J. Urban (66) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	19	Independent Trustee for the twelve series of the ETF Opportunities Trust (a registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since June 2010	Senior Vice President for Finance, Episcopal Church Building Fund (national non profit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), 2008-2021.	19	Independent Trustee for the twelve series of the ETF Opportunities Trust (a registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	19	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and ETF Opportunities Trust for the twelve series of that Trust (all registered investment companies).

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since November 2013	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment management compliance and consulting) since March 2007.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since November 2018	Attorney, Practus, LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis.

The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.

Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Each Trustee receives an annual retainer of $60,000, paid quarterly. Additionally, each Trustee receives a fee of $2,500 per special meeting attended. Compensation received from the Trust for the Funds’ first fiscal year is estimated as follows:

Name of Person / Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees (*)(1)
David J. Urban, Trustee	$ 6,000	$0	$0	$ 6,000
Mary Lou H. Ivey, Trustee	$ 6,000	$0	$0	$ 6,000
Theo H. Pitt, Jr., Trustee	$ 6,000	$0	$0	$ 6,000

*	Company does not pay deferred compensation.

(1)	The “Fund Complex” consists of the Funds.

Trustee Ownership of Fund Shares – The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2021, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of the date of this SAI, no shareholder owned 5% or more of the outstanding shares of a Fund.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Administrator, market prices for securities held by the Funds, including FLEX options, are generally provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. Options pricing, including FLEX Options, may also be obtained through other services offered by Cboe or a Cboe affiliate. These other pricing services may include algorithmically derived prices and therefore would also not be reflective of actual prices, bids or offers posted in any market. These other pricing services may be provided by Cboe or a Cboe affiliate through an independent third-party pricing agent or directly to the Administrator. All valuations provided to the Administrator are reviewed daily by the Administrator. Third-party independent pricing agents as well as any services offered by Cboe or a Cboe affiliate are generally paid services. As a result, all or a portion of the fees that are paid by the Funds for these pricing services may be paid to Cboe (either directly or indirectly through an independent third-party).

DISTRIBUTION AND SERVICING OF SHARES

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Funds’ Class I Shares. The Rule 12b-1 Plan permits the Funds to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class I Shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class I Shares. All Rule 12b-1 Plan payments received by the Distributor shall be held to be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders.

As of the date of this SAI, the Funds have not commenced operations and thus the Distributor has not received any distribution fees under the Rule 12b-1 Plan and the Funds have made no expenditures using these fees.

Distribution fees may be paid to the Distributor or to Participating Insurance Companies and/or their affiliates, or to any other eligible institution, for the provision of (i) distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts or variable life insurance policies (each, a “Contract Owner,” and, collectively, the “Contract Owners”), and/or (ii) other Contract Owner services.

As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Plan Independent Trustees”). The Rule 12b-1 Plan may be terminated for Class I shares of a Fund by vote of a majority of the 12b-1 Plan Independent Trustees, or by vote of a majority of the outstanding shares of that class. Any change in the Rule 12b-1 Plan that would materially increase the amount to be spent for distribution requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated for any Fund at any time on 60 days’ written notice without the payment of any penalty, by vote of a majority of the 12b-1 Plan Independent Trustees or by a vote of the majority of the outstanding shares of Class 3 of that Fund. The Rule 12b-1 Plan will continue in effect for successive one-year periods; provided, however, that each such continuance is specifically approved by the vote of a majority of the Board, and the Rule 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose.

Dealer Compensation

At the request of the Trust, the Distributor may, in its discretion, enter into selling agreements with financial intermediaries as the Trust may select, so that such intermediaries may sell shares of the Funds. These dealers will be compensated either pursuant to the Funds’ Rule 12b-1 Plan or by the Adviser out of its own legitimate profits.

Payments to Participating Insurance Companies and/or their Affiliates

Marketing Support Services. The Adviser may, from time to time, at its expense and from its own legitimate profits, make cash payments to Participating Insurance Companies and/or their affiliates as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in the Prospectus. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company and/or its affiliates (“Asset-Based Payments”) during a defined period. The Advsier may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to, or in lieu of, any Asset-Based Payments, in the form of payments for travel expenses; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in the Adviser’s discretion. In certain cases, these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Companies and/or their affiliates.

Administrative Support Services. The Adviser with Participating Insurance Companies and/or their affiliates for certain administrative services provided to the Funds, which services are described in the Prospectus. Each Participating Insurance Company and/or its affiliates negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one arrangement to another. The Adviser does not make an independent assessment of a Participating Insurance Company’s or its affiliate’s cost of providing such services. The Adviser pays for these administrative support services out of its own legitimate profits.

Payments to Participating Insurance Companies. Prior to the date of this SAI, the Funds had not yet commenced operations and therefore no Participating Insurance Company or affiliate thereof received payment for marketing support services or administrative support services. This information is not necessarily current and will change over time. Certain arrangements may be in the process of being negotiated, and there is a possibility that payments will be made retroactively to Participating Insurance Companies and/or their affiliates, which are not otherwise listed. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.

Shareholder Services Plan. The Funds have adopted a shareholder services plan on behalf of their Class I Shares and Class Y Shares. Under a shareholder services plan, each Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchases and Redemptions of Shares

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life insurance policies (together, “Variable Contracts,” and, each, a “Variable Contract”) offered by Participating Insurance Companies, or as otherwise described in the Prospectus.

The Funds generally plan to redeem their shares for cash. If, however, conditions exist that make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments, which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other assets, a shareholder would incur transaction costs in disposing of the redemption proceeds.

A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Trust may suspend the right of redemption for such periods of time as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange (the “Exchange”) is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or other assets, or the valuation of net assets, not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as RICs under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

The Funds intend to invest in ETFs that are taxable as RICs under the Internal Revenue Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Internal Revenue Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described below.

If a RIC fails this 90% source-of-income test, as long as such failure was due to reasonable cause and not willful neglect, it is no longer subject to a 21% penalty. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Funds qualify as a RIC and distribute to their shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Funds will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of capital gain dividends. If the Funds use net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce a Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Funds then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Funds. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Funds are unable to satisfy the 90% distribution requirement or otherwise fail to qualify as a RIC in any year, they will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation in taxable years beginning on or before December 31, 2013, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Funds failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Funds would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Funds failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Funds made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Section 817(h)

The Funds serve as the underlying investments for variable contracts issued through segregated asset accounts (i.e., separate accounts) of life insurance companies (each, a “Separate Account”). Section 817(h) of the Code and Treasury Department regulations promulgated thereunder impose certain diversification requirements, described in the following paragraphs, on the assets of Separate Accounts that fund variable contracts (and because each Fund is a “Closed Fund,” as defined below, the assets of the Fund) (“Section 817 Diversification Requirements”), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and the RIC Diversification Requirements. For purposes of the Section 817 Diversification Requirements, a Separate Account investing in shares of a RIC may “look through” the RIC to its pro rata portion of the RIC’s assets, provided that the RIC’s shares are generally held only by Separate Accounts, the fund manager in connection with the creation or management of a fund, and certain other permitted investors (a “Closed Fund”). Each Fund intends to comply for its current and future taxable years with the Section 817 Diversification Requirements.

Section 817(h)(2) provides, as a “safe harbor,” that a Separate Account that funds variable contracts is treated as meeting the Section 817 Diversification Requirements if, as of the close of each calendar quarter, the assets in the account meet the RIC Diversification Requirements and no more than 55% of those assets consist of cash, cash items, Government securities, and securities of other RICs. The Treasury Department regulations amplify the Section 817 Diversification Requirements and provide that a Separate Account will be deemed adequately diversified if, as of the end of each calendar quarter (or within 30 days thereafter), (1) no more than 55% of the value of the account’s total assets is represented by any one investment, (2) no more than 70% of that value is represented by any two investments, (3) no more than 80% of that value is represented by any three investments, and (4) no more than 90% of that value is represented by any four investments. For those purposes, all securities of the same issuer are treated as a single investment, but each Government agency or instrumentality is treated as a separate issuer.

If a Separate Account on which a variable contract is based is not “adequately diversified” for a calendar quarter, then (1) the variable contract would not be treated as a life insurance contract or annuity contract under the Code for that quarter and all subsequent periods and (2) the holder of the contract would be required to include in gross income, as ordinary income, “the income on the contract” for each taxable year. Further, the income on such a variable contract that is a life insurance contract for all prior taxable years would be treated as received or accrued during the taxable year of the holder in which the contract ceased to meet the definition of a “life insurance contract” under the Code. The “income on the contract” is generally the excess of (a) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year over (b) the premiums paid under the contract during the taxable year. In addition, if a Fund does not constitute a Closed Fund, the holders of the variable contracts that invest in the Fund through a Separate Account would be treated as owners of the Fund shares and subject to tax on distributions made by the Fund.

Each Fund has been, and all Funds will be, managed with the intention of complying with all the foregoing diversification requirements. It is possible that, in order to comply with those requirements, less desirable investment decisions may be made that would affect the investment performance of the Funds.

Tax Aspects of the Funds’ Investments

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its investments. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

A Fund’s use of hedging strategies, such as writing (selling) and purchasing options (including the strategy of writing collateralized put options on U.S. equity indices) and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses it realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as “qualifyingincome” under the Income Requirement.

Some futures contracts, certain foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) -- except any “securities futures contract” that is not a “dealer securities futures contract”(both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement -- in which a Fund invests may be subject to Code section 1256 (collectively, “Section 1256 contracts”). Any Section 1256 contracts a Fund holds at the end of its taxable year (and generally for purposes of the Excise Tax, on October 31 of each year) must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal tax purposes, with the result that unrealized gainsor losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. A Fund may elect to exclude certain transactions from the operation of these rules, although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends it must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

The premium a Fund receives for writing (selling) a put or call option is not included in gross income at the time of receipt. If an option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. If a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than that amount. If a call option written by a Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than its basis in the underlying security.

A Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock and of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the Fund’s incurring the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive a distribution of those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark-to-market” any stock in a PFIC it owns at the end of its taxable year. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein (including net mark-to-market gain or loss for each prior taxable year for which an election was in effect) as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

Investors should be aware that determining whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances and thus is subject to change, and the principles and methodology used therein are subject to interpretation. As a result, a Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC, and a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund may make appropriate elections when they are available to lessen the adverse tax consequences detailed above, there are no guarantees that it will be able to do so, and each Fund reserves the right to make such investments as a matter of its investment policy.

A Fund may acquire zero coupon or other securities issued with OID, as well as pay-in-kind securities, which pay “interest” through the issuance of additional securities, and U.S. TIPS, the principal value of which is adjusted daily in accordance with changes in the Consumer Price Index. As a holder of those securities, a Fund must include in gross income the OID that accrues on the securities during the taxable year, as well as such “interest” received on pay-in-kind securities and principal adjustments on U.S. TIPS, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income each taxable year any increase for that year in the net principal value of each inflation-indexed security it holds, even though it does not receive cash representing the increase until the security matures. Because each Fund annually must distribute to its shareholders substantially all of its investment company taxable income, including any accrued OID, and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).

A Fund may sustain net capital losses (i.e., realized capital losses in excess of realized capital gains, whether short-term or long-term) for a taxable year. A Fund’s net capital losses, if any, cannot be used by its shareholders (i.e., they do not flow through to its shareholders). Rather, a Fund may use its net capital losses realized in a particular taxable year, subject to applicable limitations, to offset its net capital gains realized in one or more subsequent taxable years (a “capital loss carryover” or “CLCO”) -- realized net capital losses may not be “carried back” -- without being required to distribute those gains to its shareholders. CLCOs may be applied against realized capital gains in each succeeding taxable year, until they have been reduced to zero.

Special Tax Considerations Pertaining to Funds of Funds

If a Fund invests its assets in shares of underlying funds, the Fund’s distributable net income and net realized capital gains will include dividends and other distributions, if any, from those underlying funds and reflect gains and losses on the disposition of underlying funds’ shares. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund that invests therein will not be able to benefit from those losses unless and until (1) the underlying fund realizes gains that it can offset by those losses or (2) the Fund in effect recognizes its (indirect) proportionate share of those losses (which will be reflected in the underlying fund’s shares’ NAV) when it disposes of the shares. Moreover, even when a Fund does make such a disposition at a loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund will not be able to offset any net capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the so-called “wash sale” rules may apply to Fund redemptions of underlying fund shares that have generated losses. A wash sale occurs if a Fund redeems shares of an underlying fund (whether for rebalancing the Fund’s portfolio of underlying fund shares or otherwise) at a loss and the Fund acquires other shares of that underlying fund during the period beginning 30 days before and ending 30 days after the date of the redemption. Any loss a Fund realizes on such a redemption will be disallowed to the extent of such a replacement, in which event the basis in the acquired shares will be adjusted to reflect the disallowed loss. These rules could defer a Fund’s losses on wash sales of underlying fund shares for extended (and, in certain cases, potentially indefinite) periods of time.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

Possible Tax Law Changes. At the time that this SAI is being prepared, various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases, the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers”. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year. As of the date of this SAI, the Funds did not hold any securities of their regular brokers and dealers.

Allocation. When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

As of the date of this SAI, the Funds have not commenced operations. Accordingly, they have paid no brokerage commissions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each series of the Trust. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Funds and the Funds’ shareholders. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to publicly file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than sixty (60) calendar days after the end of the applicable quarter.

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants and other service providers assisting with materials utilized in the Board’s 15c process, that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information:

1.	to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;
2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and
3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;
2.	research companies that allow the Adviser to perform attribution analysis for the Fund; and
3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. Additionally, the Adviser may disclose periodically on the Funds’ website the Funds’ most recent portfolio holdings when the options belonging to a certain tranche have just expired and are being rolled into a new annual tranche, with such disclosure occurring for a few days before or after such period The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with trading involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund and its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third-party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are authorized to issue two classes of shares: Class I shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee and Class Y shares imposing no front-end or deferred sales charges and no 12b-1 fee. Each class of shares is authorized to pay up to 0.25% to third parties for the provision of shareholder services, including sub-accounting and sub-transfer agency fees.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Funds’ prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 855-505-VEST (8378) or by writing to the Funds at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235; and (2) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL INFORMATION

The Funds are new and do not have audited financial statements at this time. Upon completion of the Funds’ first fiscal period/year, audited financial statements will become available and are hereby incorporated by reference into this SAI. You may request a copy of the annual and semi-annual reports for the Funds, once available, at no charge by contacting the Funds at:

The Cboe Vest Family of Funds

c/o World Funds Trust

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Telephone: 855-505-VEST (8378)

EXHIBIT A

Proxy Voting Policy

of Cboe Vest Financial, LLC, the (“Firm”)

The Firm reserves the right to deviate from the general provisions contained within any part of this policy, including the separate proxy voting guidelines, and to vote for or against any issue regardless of the nature of the issue, if by doing so the Firm protects its client’s and shareholder’s interest and value.

The Firm has contracted with a third-party vendor of proxy voting services. We utilize ISS and their proprietary service, Proxy Exchange. Proxy Exchange provides voting services including voting recommendations. The Firm utilizes proxy voting guidelines developed by ISS which it has reviewed and which it deems to be the most consistent and compatible with its strategy and in providing shareholder value. It will generally be the responsibility of the Firm to vote all proxies, where authorized. It is contemplated that the Firm will be active in all proxy voting issues, however, there may be occasions when a vote is missed by Firm personnel. In the event a vote is missed by Firm personnel, for any reason, that vote will be automatically cast in accordance with the Firm’s previously authorized proxy voting guidelines it has chosen and has provided to Proxy Exchange.

The Firm’s separate proxy voting guidelines are available upon request.

Voting Procedures

The voting recommendations are provided by Proxy Exchange for each meeting. Internally, the Firm provides oversight of the proxy voting process. The Firm through a Portfolio Manager or other designated person will review the proxy vote statements and recommendations. In the event a vote is inadvertently missed, the ballot will be cast automatically in accordance with our proxy voting guidelines. A record will be made and maintained of all votes.

The Firm may abstain from voting a proxy if it concludes that the effect on the client’s or shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant. The Firm may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings.

Conflicts of Interest

Any conflict of interest will be resolved in the best interests of the Firm’s clients and fund shareholders. In the event a material conflict of interest is identified or believed to exist, the Firm may choose to defer to the voting recommendation of its third-party vendor’s voting recommendations.

The Firm shall also maintain records of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

Proxy Vote Record Retention

The Firm shall maintain records of proxies voted in accordance with Section 204-2 of the Act, including proxy statements, and a record of each vote cast. The Firm shall also keep a copy of its policies and procedures and each written request from a client for proxy voting records and the Firm’s written response to any client request, either written or oral, for such records. Proxy voting records filed via EDGAR shall be considered maintained by the Firm. All proxy voting records are to be retained for five years, with the first two years in the offices of the Firm. All records may be maintained electronically.

Form N-PX Filing Logistics

The Firm is responsible for ensuring that the third-party proxy vote service maintains the complete proxy log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of the Firm’s Fund:

●	the name of the issuer;

●	the exchange ticker symbol, if available;

●	the CUSIP number, if available;

●	the shareholder meeting date;

●	a brief identification of the matter voted on;

●	whether the matter was proposed by the issuer or a security holder;

●	whether the Firm cast its vote on the matter;

●	how the Firm cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and

●	whether the Firm cast its vote for or against management.

The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will submit the filings in a timely manner.

EXHIBIT B

World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser, or the investment sub-adviser as appropriate, of each Fund (each an “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

Adopted: November 26, 2013

Last Amended: February 20, 2019

Exhibit C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.	The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be an “interested person” as that term is defined in the Investment Company Act of 1940, nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.	The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:        August 2, 2013

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.	Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(2)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(a)(3)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007 and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(b)	Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(2)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 144 on Form N-1A filed on November 20, 2015.

(d)(3)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 361 on Form N-1A filed on June 29, 2020.

(d)(4)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Core Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(5)	Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(d)(6)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(d)(7)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(d)(8)	Investment Advisory between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital International Value Fund. (To Be Filed by Amendment)

(d)(9)	Amended Investment Advisory Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest S&P 500® Buffer Strategy Fund, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (collectively the “Cboe Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 355 on Form N-1A filed on February 28, 2020.

(d)(10)	Investment Advisory Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(d)(11)	Management Agreement between Cboe Vest Cayman Subsidiary I and Cboe Vest Financial, LLC, with respect to the Cboe Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(d)(12)	Investment Advisory Agreement between the Registrant and Strategic Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(13)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(d)(14)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(d)(15)	Investment Advisory Agreement between the Registrant and Curasset Capital Management, LLC with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(d)(16)	Investment Advisory Agreement between the Registrant and Cboe Vest Financial, LLC with respect to the Cboe Vest US Large Cap 10% Buffer Strategies VI Fund and the Cboe Vest US Large Cap 20% Buffer Strategies VI Fund (the “Cboe Vest VI Funds”). (To Be filed by Amendment)

(e)(1)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC dated March 9, 2021 with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(e)(2)	First Amendment to the Principal Underwriter Agreement dated August 24, 2021 between the Registrant and Foreside Fund Services, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective No. 401 on Form N-1A Filed on October 20, 2021.

(e)(3)	Novation Distribution Agreement dated September 30, 2021 between Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(e)(4)	First Amendment to the Novation Distribution Agreement dated December 1, 2021 between the Registrant and Foreside Fund Services, LLC with respect to certain Funds of the Trust. (To be Filed by Amendment)

(e)(5)	Second Amendment to the Principal Underwriter Agreement dated March XX, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the Cboe Vest Buffer VI Funds and Clifford Capital International Value Fund. (To be Filed by Amendment)

(f)	Not applicable.

(g)(1)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(g)(2)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(3)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(4)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(g)(5)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series is herein incorporated by reference from the Registrant’s Post-Effective No. 401 on Form N-1A filed on October 20, 2021.

(g)(6)	Amended Appendix B and revised Appendix C to the Custody Agreement dated June 15, 2008 between the Registrant and UMB Bank, N.A., to include the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 365 on Form N-1A filed on July 29, 2020.

(h)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(h)(2)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(h)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(h)(4)	Fund Services Agreement dated January 1, 2016 and Amended March 1, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 323 on Form N-1A filed on January 28, 2019.

(h)(5)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(6)	Fund Services Agreement dated February 23, 2022 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital International Value Fund. (To be Filed by Amendment).

(h)(7)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(h)(8)	Exhibit A to the Fund Services Agreement dated August 24, 2016 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(9)	Amended Fund Services Agreement dated July 14, 2017 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(10)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(11)	Fund Services Agreement dated June 1, 2021 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(h)(12)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(13)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(14)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(h)(15)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Cboe Vest VI Funds. (To Be Filed by Amendment)

(h)(16)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 405 on Form N-1A filed on January 28, 2022.

(h)(17)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 390 on Form N-1A filed on July 29, 2021.

(h)(18)	Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1a filed on April 30, 2021.

(h)(19)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(h)(20)	Expense Limitation Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 357 on Form N-1A filed on April 29, 2020.

(h)(21)	Expense Limitation Agreement between the Registrant and Cboe Vest Financial LLC, with respect to the Cboe Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(h)(22)	Expense Limitation Agreement between the Registrant and Strategic Asset
Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 391 on Form N-1A filed on July 29, 2021.

(h)(23)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(24)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(h)(25)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital International Value Fund. (To be Filed by Amendment)

(h)(26)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(27)	Expense Limitation Agreement between Registrant and Curasset Capital Management, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(h)(28)	Expense Limitation Agreement between Registrant and Cboe Vest Financial, LLC with respect to the Cboe Vest VI Funds. (To Be filed by Amendment)

(h)(29)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(h)(30)	Shareholder Services Plan, dated April 21, 2016, with respect to the Cboe Vest Family of Funds Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(h)(31)	Shareholder Services Plan, dated August 24, 2016, with respect to the Cboe Vest Enhanced Growth Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(h)(32)	Shareholder Services Plan, with respect to the Cboe Vest Bitcoin Strategy Managed Volatility Fund Investor Class Shares and Institutional Class Shares is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(h)(33)	Amended Shareholder Services Plan, dated July 14, 2017, with respect to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund Class A Shares, Class C Shares, Institutional and Investor Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(h)(34)	Amended Shareholder Services Plan with respect to the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 225 on Form N-1A filed on June 30, 2017.

(h)(35)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(h)(36)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(h)(37)	Shareholder Services Plan with respect to the Curasset Funds Class A, Investor Class and Institutional Class is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 401 on Form N-1A filed on October 20, 2021.

(h)(38)	Shareholder Services Plan with respect to the Cboe Vest VI Funds Class I and Class Y. (To be Filed by Amendment)

(h)(39)	Shareholder Services Plan with respect to the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Fund for the Investor and Institutional Shares. (To be Filed by Amendment)

(i)(1)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(2)	Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 405 on Form N-1A filed on January 28, 2022.

(i)(3)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(i)(4)	Consent of Legal Counsel for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 390 on Form N-1A filed on July 29, 2021.

(i)(5)	Consent of Legal Counsel for Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 398 on Form N-1A filed on August, 30, 2021.

(i)(6)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(7)	Opinion of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(i)(8)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(i)(9)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(i)(10)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(i)(11)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(12)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(i)(13)	Opinion and Consent of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 28, 2014.

(i)(14)	Opinion of Legal Counsel for REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed on January 28, 2015.

(i)(15)	Opinion of Legal Counsel for the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 380 on Form N-1A filed on March 1, 2021.

(i)(16)	Consent of Legal Counsel for the REMS Real Estate Value-Opportunity Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 385 on For N-1A filed on April 30, 2021.

(i)(17)	Opinion of Legal Counsel regarding tax matters for the reorganization of REMS Real Estate Income 50/50 Fund into the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(i)(18)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(i)(19)	Consent of Legal Counsel for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(i)(20)	Opinion and Consent of Legal Counsel for Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(i)(21)	Opinion and Consent of Legal Counsel for Clifford Capital International Value Fund. (To be Filed by Amendment)

(i)(22)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(i)(23)	Opinion and Consent of Legal Counsel for Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(i)(24)	Opinion and Consent of Legal Counsel for Cboe Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(i)(25)	Consent of Legal Counsel for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post Effective No. 407 on Form N-1A filed on February 28, 2022.

(i)(26)	Opinion and Consent of Legal Counsel for Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(i)(27)	Opinion and Consent of Legal Counsel for the Cboe Vest Family of Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(i)(28)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.

(i)(29)	Consent of Legal Counsel for OTG Latin America Fund filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 391 on Form N-1A filed on July 29, 2021.

(i)(30)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(i)(31)	Consent of Legal Counsel for the Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(i)(32)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(i)(33)	Opinion and Consent of Legal Counsel for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on For N-1A filed on April 30, 2021.

(i)(34)	Opinion of Legal Counsel regarding tax matters for the reorganization of the Mission-Auour Risk-Managed Global Equity Fund into the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(i)(35)	Opinion and Consent of Legal Counsel for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 401 on Form N-1A filed on October 20, 2021.

(i)(36)	Opinion and Consent of Legal Counsel for the Cboe Vest VI Funds. (Filed herewith)

(j)(1)	Consent of Independent Public Accountants for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No 405 on Form N-1A filed on January 28, 2022.

(j)(2)	Consent of Independent Public Accountants for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 390 on Form N-1A filed on July 29, 2021.

(j)(3)	Consent of Independent Public Accountants for REMS Real Estate Value-Opportunity Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(j)(4)	Consent of Independent Registered Public Accounting Firm for the Applied Finance Funds was filed by an exhibit to the Registrant’s Post-Effective Amendment No. 389 filed on Form N-1A on August 30, 2021.

(j)(5)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Fund was filed by an exhibit to the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(j)(6)	Consent of Independent Registered Public Accounting firm for the Cboe Vest Family of Fundswas filed as an Exhibits to the Registrant’s Post-Effective Amendment No. 407 on Form N-1A filed on February 28, 2022.

(j)(7)	Consent of Independent Registered Public Accounting firm for OTG Latin America Fund was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 391 on Form N-1A filed on July 29, 2021.

(j)(8)	Consent of Independent Registered Public Accounting firm for Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(m)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(4)	Distribution Plan Pursuant to Rule 12b-1, dated August 15, 2014, for the Platform Class Shares of the REMS Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(m)(5)	Distribution Plan Pursuant to Rule 12b-1, dated November 10, 2015, for the Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(m)(6)	Distribution Plan Pursuant to Rule 12b-1, dated August 29, 2019, for the Clifford Capital Partners Fund and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(m)(7)	Distribution Plan Pursuant to Rule 12b-1, dated February 23, 2022, for the Clifford Capital International Value Fund. (To be Filed by Amendment)

(m)(8)	Distribution Plan Pursuant to Rule 12b-1, dated July 6, 2016, for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(m)(9)	Distribution Plan Pursuant to Rule 12b-1, dated August 24, 2016, for the Cboe Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(m)(10)	Amended Distribution Plan Pursuant to Rule 12b-1, dated July 14, 2017 for the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(m)(11)	Distribution Plan Pursuant to Rule 12b-1, for the Cboe Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(m)(12)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(m)(13)	Distribution Plan Pursuant to Rule 12b-1 for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(m)(14)	Distribution Plan Pursuant to Rule 12b-1 for the Cboe Vest VI Funds (To be Filed by Amendment).

(n)(1)	Rule 18f-3 Multiple Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(n)(2)	Rule 18f-3 Multiple Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(3)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners and Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(n)(4)	Rule 18f-3 Multiple Class Plan for the Clifford Capital International Value Fund. (To be Filed by Amendment)

(n)(5)	Rule 18f-3 Multiple Class Plan for the Cboe Vest Family of Funds is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(n)(6)	Rule 18f-3 Multiple Class Plan for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(n)(7)	Rule 18f-3 Multiple Class Plan for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(n)(8)	Rule 18f-3 Multiple Class Plan for the Cboe Vest VI Funds. (To Be filed by Amendment)

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(p)(2)	Code of Ethics for Union Street Partners, LLC. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(3)	Code of Ethics for McGinn Investment Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed on August 15, 2014.

(p)(4)	Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(p)(5)	Code of Ethics for Real Estate Management Services Group, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 374 on Form N-1A filed on January 28, 2021.

(p)(6)	Code of Ethics for Applied Finance Advisors, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 363 on Form N-1A filed on July 29, 2020.

(p)(7)	Code of Ethics for Strategic Asset Management, Ltd. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(p)(8)	Code of Ethics for Clifford Capital Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 354 on Form N-1A filed on February 28, 2020.

(p)(9)	Code of Ethics for Cboe Vest Financial LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 407 on Form N-1A filed on February 28, 2022.

(p)(10)	Code of Ethics for Rule One Partners, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(p)(11)	Code of Ethics for Kanen Wealth Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(p)(12)	Code of Ethics for Curasset Capital Management, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(q)	Powers of Attorney are herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s or sub-adviser’s Form ADV listed opposite such investment adviser’s or sub-adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser / Sub-Adviser	Form ADV File No.
Union Street Partners, LLC	801-72120
McGinn Investment Management, Inc.	801-40578
Perkins Capital Management, Inc.	801-22888
Real Estate Management Services Group, LLC	801-61061
Applied Finance Advisors, LLC	801-66461
Strategic Asset Management, Ltd.	801-70903
Clifford Capital Partners, LLC	801-78911
Cboe Vest Financial LLC	801-77463
Rule One Partners, LLC	801-114860
Kanen Wealth Management, LLC	801-116998
Curasset Capital Management, LLC	801-122383

Item 32. Principal Underwriters

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund

2.	Absolute Shares Trust

3.	Adaptive Core ETF, Series of Collaborative Investment Series Trust

4.	AdvisorShares Trust

5.	AFA Multi-Manager Credit Fund

6.	AGF Investments Trust

7.	AIM ETF Products Trust

8.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

9.	AlphaCentric Prime Meridian Income Fund

10.	American Century ETF Trust

11.	American Customer Satisfaction ETF, Series of ETF Series Solutions

12.	Amplify ETF Trust

13.	Applied Finance Core Fund, Series of World Funds Trust

14.	Applied Finance Explorer Fund, Series of World Funds Trust

15.	Applied Finance Select Fund, Series of World Funds Trust

16.	ARK ETF Trust

17.	ASYMmetric ETFs Trust

18.	Bluestone Community Development Fund

19.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

20.	Bridgeway Funds, Inc.

21.	Brinker Capital Destinations Trust

22.	Brookfield Real Assets Income Fund Inc.

23.	Cabot Growth ETF, Series of Listed Funds Trust

24.	Calamos Convertible and High Income Fund

25.	Calamos Convertible Opportunities and Income Fund

26.	Calamos Dynamic Convertible and Income Fund

27.	Calamos Global Dynamic Income Fund

28.	Calamos Global Total Return Fund

29.	Calamos Strategic Total Return Fund

30.	Carlyle Tactical Private Credit Fund

31.	Cboe Vest Bitcoin Managed Volatility Fund, Series of World Funds Trust

32.	CBOE Vest S&P 500® Buffer Strategy Fund, Series of World Funds Trust

33.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

34.	Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Series of World Funds Trust

35.	Center Coast Brookfield MLP & Energy Infrastructure Fund

36.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust

37.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust

38.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

39.	Clifford Capital Partners Fund, Series of World Funds Trust

40.	Cliffwater Corporate Lending Fund

41.	Cliffwater Enhanced Lending Fund

42.	Cohen & Steers Infrastructure Fund, Inc.

43.	CornerCap Group of Funds

44.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

45.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

46.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

47.	Davis Fundamental ETF Trust

48.	Defiance Digital Revolution ETF, Series of ETF Series Solutions

49.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

50.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions

51.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions

52.	Defiance Next Gen Big Data ETF, Series of ETF Series Solutions

53.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

54.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

55.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions

56.	Defiance Quantum ETF, Series of ETF Series Solutions

57.	Direxion Shares ETF Trust

58.	DoubleLine Opportunistic Credit Fund

59.	DoubleLine Yield Opportunities Fund

60.	Eaton Vance NextShares Trust

61.	Eaton Vance NextShares Trust II

62.	EIP Investment Trust

63.	Ellington Income Opportunities Fund

64.	Esoterica Thematic ETF Trust

65.	ETF Opportunities Trust

66.	Evanston Alternative Opportunities Fund

67.	Exchange Listed Funds Trust

68.	Fiera Capital Series Trust

69.	FlexShares Trust

70.	FOMO ETF, Series of Collaborative Investment Series Trust

71.	Forum Funds

72.	Forum Funds II

73.	Friess Brandywine Blue Fund, Series of Managed Portfolio Series

74.	Friess Brandywine Fund, Series of Managed Portfolio Series

75.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series

76.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

77.	Grizzle Growth ETF, Series of Listed Funds Trust

78.	Guinness Atkinson Funds

79.	Harbor ETF Trust

80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

81.	Infusive US Trust

82.	Innovator ETFs Trust

83.	Ironwood Institutional Multi-Strategy Fund LLC

84.	Ironwood Multi-Strategy Fund LLC

85.	John Hancock Exchange-Traded Fund Trust

86.	Kelly Strategic ETF Trust

87.	Mairs & Power Funds Trust

88.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

89.	Manor Investment Funds

90.	Milliman Variable Insurance Trust

91.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust

92.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

93.	Mohr Growth ETF, Series of Collaborative Investment Series Trust

94.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust

95.	Morningstar Funds Trust

96.	OSI ETF Trust

97.	OTG Latin American Fund, Series of World Funds Trust

98.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

99.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

100.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

101.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

102.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

103.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

104.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

105.	Palmer Square Opportunistic Income Fund

106.	Partners Group Private Income Opportunities, LLC

107.	PENN Capital Funds Trust

108.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

109.	Perkins Discovery Fund, Series of World Funds Trust

110.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

111.	Plan Investment Fund, Inc.

112.	PMC Funds, Series of Trust for Professional Managers

113.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions

114.	Putnam ETF Trust

115.	Quaker Investment Trust

116.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

117.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

118.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

119.	REMS Real Estate Value-Opportunity Fund, Series of World Funds Trust

120.	Renaissance Capital Greenwich Funds

121.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust

122.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions

123.	RiverNorth Volition America Patriot ETF, Series of Listed Funds Trust

124.	RMB Investors Trust

125.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

126.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

127.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust

128.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust

129.	Roundhill MEME ETF, Series of Listed Funds Trust

130.	Roundhill MVP ETF, Series of Listed Funds Trust

131.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

132.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust

133.	Rule One Fund, Series of World Funds Trust

134.	Salient MF Trust

135.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust

136.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust

137.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

138.	SHP ETF Trust

139.	SIM Global Managed Accumulation Fund, Series of World Funds Trust

140.	SIM Income Fund, Series of World Funds Trust

141.	SIM U.S. Managed Accumulation Fund, Series of World Funds Trust

142.	Six Circles Trust

143.	Sound Shore Fund, Inc.

144.	Spear Alpha ETF, Series of Listed Funds Trust

145.	Strategy Shares

146.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

147.	Syntax ETF Trust

148.	The B.A.D. ETF, Series of Listed Funds Trust

149.	The Chartwell Funds

150.	The Community Development Fund

151.	The De-SPAC ETF, Series of Collaborative Investment Series Trust

152.	The Finite Solar Finance Fund

153.	The NextGen Trend and Defend ETF, Series of Collaborative Investment Series Trust

154.	The Private Shares Fund (f/k/a SharesPost 100 Fund)

155.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust

156.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

157.	Third Avenue Trust

158.	Third Avenue Variable Series Trust

159.	Tidal ETF Trust

160.	TIFF Investment Program

161.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

162.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

163.	Timothy Plan International ETF, Series of The Timothy Plan

164.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

165.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

166.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

167.	Transamerica ETF Trust

168.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust

169.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

170.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

171.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

172.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

173.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

174.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

175.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

176.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

177.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

178.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

179.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

180.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

181.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

182.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

183.	Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust

184.	U.S. Global Investors Funds

185.	Union Street Partners Value Fund, Series of World Funds Trust

186.	Variant Alternative Income Fund

187.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

188.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

189.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II

190.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

191.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

192.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

193.	VictoryShares Protect America ETF, Series of Victory Portfolios II

194.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II

195.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

196.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

197.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

198.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

199.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

200.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

201.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

202.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

203.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II

204.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II

205.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

206.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II

207.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II

208.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II

209.	West Loop Realty Fund, Series of Investment Managers Series Trust

210.	WisdomTree Trust

211.	WST Investment Trust

212.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

b)	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its function as distributor to certain Funds of the Trust).

c)	Union Street Partners LLC, 1421 Prince Street, Suite 400 Alexandria, Virginia 22314. (records relating to its function as investment adviser to the Union Street Partners Value Fund).

d)	McGinn Investment Management, Inc., 201 North Union Street, Suite 101, Alexandria, Virginia 22314 (records relating to its function as sub-adviser to the Union Street Partners Value Fund).

e)	Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, Minnesota 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

f)	Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, Florida 34102-6407 (records relating to its function as the investment adviser to REMS Real Estate Value-Opportunity Fund).

g)	Applied Finance Advisors, LLC, 17806 IH 10, Suite 300, San Antonio, Texas 78257 (records relating to its function as the investment adviser to the Applied Finance Funds).

h)	Strategic Asset Management, Ltd., Calle Ayacucho No. 277, La Paz, Bolivia (records relating to its function as the investment adviser to the OTG Latin America Fund).

i)	Clifford Capital Partners, LLC, 395 S. Main Street, #203 Alpine, Utah 84020 (records relating to its function as the investment adviser to the Clifford Capital Partners Fund and the Clifford Capital Focused Small Cap Value Fund).

j)	Cboe Vest Financial LLC, 1765 Greensboro Station Place, 9th Floor, McLean, Virginia 22102 (records relating to its function as the investment adviser to the Cboe Vest Family of Funds).

l)	Rule One Partners, LLC, 891 Bear Creek Road, Moreland, Georgia 30259, (records relating to its function as the investment adviser to the Rule One Fund).

m)

Kanen Wealth Management, LLC, 5850 Coral Ridge Drive, Suite 309, Coral Springs, Florida 33076 (records relating to its function as the investment adviser to the Philotimo Focused Growth and Income Fund).

n)	Curasset Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as the investment adviser to the Curasset Funds).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 408 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 7th day of March, 2022.

WORLD FUNDS TRUST

By: /s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 408 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	March 7, 2022

*Mary Lou H. Ivey	Trustee	March 7, 2022

*Theo H. Pitt, Jr.	Trustee	March 7, 2022

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	March 7, 2022

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	March 7, 2022

*By: /s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

Exhibits

(i)(36)	Opinion and Consent of Legal Counsel for the Cboe Vest VI Funds.